S000025873 [Member] Shareholder Fees	Mar. 31, 2026 USD ($)
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND | TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Prospectus [Line Items]
Shareholder Fee, Other	$ 0